REDEEMABLE PREFERRED STOCK - Additional information (Details) $ in Millions	12 Months Ended
Dec. 31, 2021 USD ($)
Temporary Equity [Line Items]
Minimum stated value for redemption	$ 50.0
Prior to February 19, 2022
Temporary Equity [Line Items]
Redemption percentage	105.00%
From February 19, 2022 through February 19, 2023
Temporary Equity [Line Items]
Redemption percentage	105.00%
From February 19, 2023 through February 18, 2024
Temporary Equity [Line Items]
Redemption percentage	102.50%
On or after February 19, 2024
Temporary Equity [Line Items]
Redemption percentage	100.00%